Payroll, staff and employee benefits obligations - Plans and risk management (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Payroll, staff and employee benefits obligations
Charge recognized for defined contribution plans		$ 128	$ 157	$ 159
Agreement on the transition from professional activity to retirement in France, expense recorded in operating income	$ 201
Agreement on the transition from professional activity to retirement in France, expense recorded in net income, Group share	$ 132